Exploration and Evaluation Assets (Details Narrative) $ / shares in Units, kr in Thousands, $ in Thousands, $ in Thousands										6 Months Ended		12 Months Ended
	May 04, 2018 CAD ($)	May 04, 2018 DKK (kr)	Apr. 11, 2016	Jan. 04, 2016 CAD ($) a	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2018 DKK (kr)	Jan. 04, 2016 USD ($) $ / shares	Dec. 31, 2015 DKK (kr)	Mar. 12, 2013
Statement Line Items [Line Items]
Acquisition and exploration related cost										$ 618	$ 4,217
Reclamation deposit										14		$ 14
Post Creek Property [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																							100.00%
Advances payable annually on net smelter return royalties					$ 10							10
Payments made in advance										5	5
Exploration and license related expenditures										42	21
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 8							8
Exploration and license related expenditures										13	14
Quetico Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 6	51
Acquisition and exploration related cost												64
Exploration claim description										The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | After April 26, 2020 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost										$ 324
Section 35 Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										4	2
Length of metallic minerals lease				10 years
Area of land | a				320
Reclamation deposit				$ 14
Section 35 Property [Member] | Minimum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable				2.00%																	2.00%
Section 35 Property [Member] | Maximum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable				2.50%																	2.50%
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Reclamation deposit																					$ 10
Section 35 Property [Member] | Not Later Than Five Years [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					$ 3.00
Section 35 Property [Member] | Later Than Five Years and Not Later Than Ten Years [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					6.00
Section 35 Property [Member] | Year 11 Onwards [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Additional annual rental fee | $ / shares																					5.00
Section 35 Property [Member] | Year 11 Onwards [Member] | US Dollar [Member] | Minimum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					10.00
Section 35 Property [Member] | Year 11 Onwards [Member] | US Dollar [Member] | Maximum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					$ 55.00
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 357	4,523
Percentage of net smelter return royalties										2.50%
Percentage of net smelter return royalties after reduction										1.00%
Payment required to reduce net smelter return royalties										$ 2,000
Number of days from decision to commence commercial production to reduce net smelter return royalties										60 days
Period of additional license application for years 11-13										3 years
Period of additional license application after year 13										3 years
License period description										The expiration of the first license period, the Company may apply for a second licence period (years 6-10), and the Company may apply for a further 3-year licence for years 11 to 13. Thereafter, the Company may apply for additional 3-year licences for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 197	3,628	10,795		$ 11,079
License fee paid								$ 6								$ 8
Period of additional license application after first period			5 years
Exploration requirement														8,955				$ 15,808
Exploration cost												55,732						$ 26,116
Approved exploration expenditures												16,342
Total carried credits												66,951
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr									kr 31								kr 40
Exploration requirement | kr															kr 44,374				kr 83,809
Accumulated exploration surplus credits | kr																						kr 100,304
Approved exploration expenditures | kr													kr 79,604
Total carried credits | kr													kr 326,111
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										37	422	1,423		985
License fee paid						$ 6
Exploration requirement
Exploration cost												5,121
Accumulated exploration surplus credits												$ 7,290
Period of license																5 years	5 years
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash												50.00%	50.00%
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr							kr 32
Accumulated exploration surplus credits | kr																				kr 35,509
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 123	$ 437	$ 1,369
License fee paid	$ 7
Exploration cost												1,362
Total carried credits												2,018
Period of license	5 years	5 years
Carbonatite License [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement												$ 55
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr		kr 31
Total carried credits | kr													kr 9,830
Carbonatite License [Member] | Danish Krone [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement | kr													kr 269